UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

       |_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                          Touchstone Funds Group Trust

               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202

 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (800) 543-0407

                        (Area Code and Telephone Number)

                               Jay S. Fitton, Esq.
                                    JPMorgan
                             303 Broadway, Suite 900
                              Cincinnati, OH 45202
                                  513-878-4066

                     (Name and Address of Agent for Service)

                                   Copies to:

                                 John Ford, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103
                                  215-981-4009

This Amendment to the Registration Statement on Form N-14 of Touchstone Funds Group Trust, filed with the Securities and Exchange Commission on November 20, 2008 (File No. 333-152093) is being filed to add Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
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PART C. OTHER INFORMATION

ITEM 15.  IDEMNIFICATION

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS:

(1)   CHARTER OF THE REGISTRANT

(a) Registrant's Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 003-70958), filed with the Securities and Exchange Commission ("SEC") on November 24, 1998.

(b) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 003-70958), filed with the SEC on November 24, 1998.

(c) Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post- Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 003-70958), filed with the SEC on November 24, 1998.

(d) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 003-70958), filed with the SEC on December 17, 1997.


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(e)   Amended and Restated Agreement and Declaration of Trust dated October 8,
      1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A (File No. 003-70958), filed with the SEC on November 24, 1998.

(f) Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated December 10, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 003- 70958), filed with the SEC on January 27, 1999.

(g) Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on May 3, 2004.

(h) Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on February 1, 2007.

(2)   BYLAWS OF THE REGISTRANT

      Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on April 14, 2005.

(3)   VOTING TRUST AGREEMENT

      Not Applicable

(4)   AGREEMENT AND PLAN OF REORGANIZATION

      The Agreement and Plan of Reorganization is herein incorporated by reference to Exhibit (4) of the Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on July 2, 2008.

(5)   INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

      Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 19, 2007.

(6)   INVESTMENT ADVISORY CONTRACTS

(a) Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(a) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on August 4, 2008.

(b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(2) of Post- Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.


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

(c) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated April 1, 2007 is herein incorporated by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on February 1, 2008.

(d) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Turner Investment Partners, Inc. dated July 20, 2007 is herein incorporated by reference to Exhibit (d)(2)(iii) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on February 1, 2008.

(e) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Clover Capital Management, Inc. dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(3) of Post- Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Chartwell Investment Partners dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(4) of Post- Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(g) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(h) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (6)(l) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on August 4, 2008.

(i) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments Inc. is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811- 08104), filed with the SEC on September 15, 2008.

(7)   UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(b) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(8)   BONUS OR PROFIT SHARING PLAN

      Form of Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 12, 2007.

(9)   CUSTODIAN AGREEMENTS

      Amended and Restated Custodian Services Agreement between the Registrant and PFPC Trust Company as of July 22, 2004 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on January 30, 2006.


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

(10)  RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a) Distribution and Shareholder Services Plan for Class A Shares is herein incorporated by reference to Exhibit (10)(a) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on August 4, 2008.

(b) Distribution and Shareholder Services Plan for Class C Shares is herein incorporated by reference to Exhibit (10)(b) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on August 4, 2008.

(c) Shareholder Services Plan for Class Z Shares is herein incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N- 1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(d) Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF SECURITIES BEING REGISTERED)

      Opinion and Consent of Morgan, Lewis & Bockius, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11) of the Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on July 2, 2008.

(12)  AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

      Tax Opinion is filed herewith.

(13)  OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a) Form of Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit
      (h)(1) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(b) Form of Sub-Administration Agreement between Touchstone Advisors, Inc. and Integrated Investment Services, Inc. is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(c) Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit
      (h)(3) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on February 1, 2008.

(d) Addendum to Amended Sub-Administration Agreement between Touchstone Advisors, Inc. and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on February 1, 2008.


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

(e) Form of Transfer Agency Agreement between the Registrant and Integrated Investment Services, Inc. is herein incorporated by reference to Exhibit
      (h)(3) of Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(f) Addendum to Transfer Agency Agreement between the Registrant and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on February 1, 2008.

(g) Compliance Services Agreement among the Registrant, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Integrated Investment Services, Inc. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 12, 2007.

(h) Amended Compliance Services Agreement among the Registrant, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust and JPMorgan Chase Bank, N.A. is herein incorporated by reference to Exhibit
      (h)(8) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on February 1, 2008.

(i) Fidelity Bond Allocation Agreement dated April 1, 2007 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 23, 2007.

(j) Expense Limitation Agreement is herein incorporated by reference to Exhibit (13)(r) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on August 4, 2008.

(k) Amendment to Expense Limitation Agreement is herein incorporated by reference to Exhibit (h)(10)(ii) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 003-70958 and 811-08104), filed with the SEC on September 15, 2008.

(14)  CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a) Consent of Tait, Weller and Baker LLP is herein incorporated by reference to Exhibit (14)(a) of Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on August 4, 2008.

(15)  OMITTED FINANCIAL STATEMENT

      Not Applicable.

(16)  POWERS OF ATTORNEY

      Powers of Attorney for Jill T. McGruder, Phillip R. Cox, H. Jerome Lerner, Donald C. Siekmann, Robert E. Stautber and John P. Zannotti are herein incorporated by reference to Exhibit (16) of the Registrant's Registration Statement on Form N-14 (File Nos. 333-152093 and 811-08104), filed with the SEC on July 2, 2008.

(17)  ADDITIONAL EXHIBITS

      Not Applicable.


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

ITEM 17.  UNDERTAKINGS:

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file the final tax opinion and final consent of counsel by post effective amendment to the N14.


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

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 20th day of November, 2008.

                                          TOUCHSTONE FUNDS GROUP TRUST

                                          By: /S/ JILL T. MCGRUDER
                                          ------------------------
                                          Jill T. McGruder
                                          President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

         *                              Trustee               November 20, 2008
----------------------------
Phillip R. Cox

         *                              Trustee               November 20, 2008
----------------------------
Robert E. Stautberg

         *                              Trustee               November 20, 2008
----------------------------
Donald C. Siekmann

         *                              Trustee               November 20, 2008
----------------------------
H. Jerome Lerner

         *                              Trustee               November 20, 2008
----------------------------
John P. Zanotti


/S/ JILL T. MCGRUDER                    Trustee and           November 20, 2008
----------------------------            President
Jill T. McGruder


/S/ TERRIE A. WIEDENHEFT                Controller,           November 20, 2008
----------------------------            Treasurer and
Terrie A. Wiedenheft                    Principal Financial
                                        Officer


* By: /S/ JAY S. FITTON
      ---------------------
      Jay S. Fitton
      (Attorney-in-Fact Pursuant to Power of Attorney)


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

                                  EXHIBIT INDEX

EXHIBIT NUMBER         DESCRIPTION
--------------         -----------

12.                    Tax Opinion is filed herewith.







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